2. Management' statement, basis of preparation and presentation of the financial statements	12 Months Ended
Dec. 31, 2018
Basis Of Preparation And Presentation Of The Financial Statements [Abstract]
Management' statement, basis of preparation and presentation of the financial statements

2.   Management’ statement, basis of preparation and presentation of the financial statements

The consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements were prepared using the Brazilian real (“R$”) as the functional and presentation currency. Figures are expressed in thousands of Brazilian reais, and the amounts disclosed in other currencies, when necessary, are also reported in thousands. The items disclosed in foreign currencies are identified, when applicable.

The preparation of the Company’s consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions affecting the stated amounts of revenues, expenses, assets and liabilities. However, the uncertainty inherent in these judgments, assumptions and estimates could give rise to results that require a material adjustment of the book value of certain assets and liabilities in future reporting years.

The Company continually review its judgments, estimates and assumptions.

When preparing these financial statements, Management used the following disclosure criteria: (i) regulatory requirements; (ii) the relevance and specificity of the information on the Company’s operations provided to users; (iii) the information needs of the users of the financial statements; and (iv) information from other entities in the same sector, mainly in the international market.

Management confirms that all the material information in these consolidated financial statements is being demonstrated and corresponds to the information used by Management in the development of its business management activities.

The financial statements were prepared based on the historical cost, except for the following relevant items recorded in the statements of financial position:

•      short-term investments classified as cash and cash equivalents measured at fair value;

•      short-term investments comprising exclusive investment funds measured at fair value;

•      derivative financial instruments measured at fair value; and

•      investments recorded by the equity method.

The Company’s consolidated financial statements as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 have been prepared assuming that it will continue as going concern, realizing assets and settling liabilities in the normal course of business, as per Note 1.1.